Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parenthetical) - shares			6 Months Ended
	Sep. 30, 2024	Feb. 26, 2024	Jun. 30, 2025
Share split		1-for-20
Common Class A [Member]
Issuance of shares	22,477,825		22,477,825
Common Class B [Member]
Issuance of shares	4,780,575		4,780,555